Borrowings - Maturity of Long Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2024	$ 290,709
2025	481,799
2026	280,452
2027	186,175
2028	158,253
2029 and thereafter	481,589
Total borrowings	$ 1,878,977	$ 1,958,979